Note 9 - Stock Options and Stock-based Employee Compensation (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period (Year)	180 days
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period (Year)	1 year 180 days
The 2011 Long-term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period (Year)	3 years	3 years